Income/ loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Income/ loss per share
Schedule of income / loss per share

	Year ended December 31,
	2018	2017	2016
Income/ loss (-) per share:
Net income/ loss (-) attributable to owners of the parent (Euro, in thousands)	€(29,259)	€(115,704)	€54,012
Number of shares (thousands)
Weighted average number of shares for the purpose of basic income / loss (-) per share	52,113	49,479	45,696
Basic income / loss (-) per share (Euros)	€(0.56)	€(2.34)	€1.18

Net income/ loss (-) attributable to owners of the parent (Euro, in thousands)	€(29,259)	€(115,704)	€54,012
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted income / loss (-) per share	52,113	49,479	45,696
Number of dilutive potential ordinary shares	—	—	1,612
Diluted income / loss (-) per share (Euros)	€(0.56)	€(2.34)	€1.14